Cost of Sales (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of Sales [Abstract]
Changes in inventories of finished goods and work in progress		$ (24,474)	$ 227,132	$ (302,979)
Materials consumed in production		29,619	41,057	120,847
Purchases of finished goods		19,044,582	33,877,598	36,567,197
Labor		1,061,943	602,196	1,313,120
Depreciation		352,739	370,858	236,578
Rental		452
Taxes and surcharges	[1]	75,736	157,314	253,039
Water and electricity		62,027	52,796	48,557
Inventory provision		196,124	8	320
Others		128,773	120,886	238,562
Foreign currency translation difference		(76,269)	(175,493)	566,691
Cost of sales		$ 20,851,252	$ 35,274,352	$ 39,041,932

[1]	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).